WESMARK FUNDS

WesMark Small Company Growth Fund
WesMark Growth Fund
WesMark Balanced Fund
WesMark Bond Fund
WesMark West Virginia Municipal Bond Fund

Supplement to Statement of Additional Information (SAI) dated March 31, 2005.

1.     In the “Appendix” to the SAI, please add the following under “Service Providers”:

Institutional Shareholder Services, Inc.

May 31, 2005

Investment Company Act File No. 811-7925
Cusip 951025501
Cusip 951025204
Cusip 951025303
Cusip 951025402
Cusip 951025105

32973 (05/05)